SEMIANNUAL REPORT  APRIL 30, 2001

Prudential
Tax-Managed Equity Fund

Fund Type Stock

Objective Long-term after-tax growth of capital

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Tax-Managed Equity Fund (the Fund) attempts to provide after-tax returns that exceed the returns of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) over the long term. Using quantitative investment strategies, we emphasize individual securities that we believe are likely to perform well. To manage risk and provide broad market participation at all times, however, we try to maintain the Fund's sector, industry, size, and security exposures close to those of the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Breakdown/
Sector Composition

% of the
 Fund's   % of the
 Equity   S&P 500
 Assets    Index
 17.9%     16.9% Finance
 13.4      14.3  Electronic Technology
 10.8      12.0  Health Technology
  7.2       6.0  Energy Minerals
  7.2       8.0  Producer Manufacturing
  6.6       6.4  Technology Services
  5.4       6.3  Retail Trade
  5.3       6.4  Consumer Non-Durables
  5.1       3.2  Utilities
  4.7       5.9  Communications
  4.5       5.6  Consumer Services
 11.9       9.0  Other

Ten Largest Holdings
Expressed as a percentage of the Fund's
equity assets as of 4/30/01
4.3% General Electric Co.
     Producer Manufacturing
2.8  Exxon Mobil Corp.
     Energy Minerals
2.6  Microsoft Corp.
     Technology Services
2.5  AOL Time Warner, Inc.
     Consumer Services
2.3  Citigroup, Inc.
     Finance
2.1  Pfizer, Inc.
     Health Technology
1.8  International Business Machines Corp.
     Electronic Technology
1.8  American International Group, Inc.
     Finance
1.7  Merck & Co., Inc.
     Health Technology
1.6  Intel Corp.
     Electronic Technology

Holdings are subject to change.

              www.PruFN.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1       As of 4/30/01
                       Six            One               Since
                      Months          Year            Inception2
Class A              -12.89%        -13.17%              8.10%
Class B              -13.20         -13.83               6.50
Class C              -13.20         -13.83               6.50
Class Z              -12.82         -12.96               8.80
Lipper Large-Cap
Core Fund Avg.3      -12.75         -13.46               3.91

Average Annual Total Returns1           As of 3/31/01
                             One           Since
                            Year         Inception2
Class A                   -25.86%          -2.49%
Class B                   -27.50           -2.19
Class C                   -24.28           -1.20
Class Z                   -21.79            0.24

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares.
Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 3/3/99.

3 Lipper average returns are unmanaged and are based on the average return of all funds in each share class for the six-month, one-year, and since inception periods in the Large-Cap Core Fund category. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the S&P(r) MidCap 400 Index. Large-Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

S&P(r) is a registered trademark of The McGraw-Hill Companies,
Inc.
                                    1

(LOGO)            June 15, 2001

Dear Shareholder,
The last six months represented an especially turbulent and difficult time in the equity markets. Because it is intended to perform close to the overall stock market, the Prudential Tax-Managed Equity Fund did not escape the overall decline in stock prices. Over the full reporting period, the Fund's Class A shares declined 12.89%, (-17.25% to those paying the one-time Class A shares sales charge). To put this drop in perspective, the overall stock market, as measured by the S&P 500 Index, fell 12.06%, while the median fund investing in large-cap core equities lost 12.8%.

Although we wish that performance had been better, it is well within the range of variations from the Fund's benchmark index that we expect. The Fund uses a number of techniques intended to limit performance departures from the S&P 500 Index over shorter intervals, although we hope to outperform the market over the long term. These risk controls were put to the test during the recent downturn, and it was due in large part to their effectiveness that the Fund performed relatively close to the S&P 500 Index, before deduction of the front-end sales charge.

Although your Fund trailed the S&P 500 Index over the past six months, it is still ahead of the market since inception and over the past year. Additionally, there have been no taxable distributions, and the Fund has accumulated a tax-loss carry-forward that can be used to help offset the tax consequences of gains that might be realized in the future.

Sincerely,


David R. Odenath, Jr., President
Prudential Tax-Managed Funds/Prudential Tax-Managed Equity
Fund

Prudential Tax-Managed Equity Fund

        Semiannual Report    April 30, 2001

Investment Adviser's Report

Our quantitative tax-managed investment
discipline--Limiting risk exposures

Our definition of success is a return that is better than the overall market, as measured by the S&P 500 Index, over the long term. So we try to be somewhat like the Index, only a bit better. The Prudential Tax-Managed Equity Fund is managed to reduce the risk of a large deviation in return from the Fund's S&P 500 Index benchmark while also increasing the likelihood that its performance will be better than the Index.

We classify the market into a number of economic sectors, and allow only small deviations from the S&P 500 Index weights in each sector. We also limit exposure to other risk factors, including industry, market capitalization, and growth or value "styles." Such deviations do not come about because we make judgments about which industries or market capitalization group will outpace others. Instead, we attempt to overweight (or underweight) individual stocks on the basis of our assessment of their investment prospects. This sometimes results in an overweight or underweight in particular economic sectors or other categorizations. Over time, we expect our variations from the S&P 500 Index on various risk factors to have only a minor impact on the Fund's return.

How we select stocks
Our primary objective is to add value through judiciously chosen individual securities. Usually, stocks of both fast-growing and slow-growing companies (the latter are often called value stocks) are represented in our portfolio. We have found that no single discipline identifies winners and losers equally well within each style. Consequently, we apply different selection criteria to growth and value stocks.

Prudential Tax-Managed Equity Fund

    Semiannual Report    April 30, 2001

Comments on Largest Holdings As of 4/30/01
------------------------------------------------
% of the
 Fund's   % of the
 Equity   S&P 500
 Assets    Index
  4.3%      4.3%  General Electric Co./Producer Manufacturing
                  We held a market weight in this broadly diversified enterprise that is both the largest company in the S&P 500
                  Index and in our portfolio. It appeared fairly valued in our methodology and, consequently, we saw no reason to deviate significantly from the market weight.

  2.8%      2.7%  Exxon Mobil Corp./Energy Minerals
                  We had a neutral outlook on this large energy supplier, and our holdings were near its weight in the S&P 500 Index primarily to maintain our exposure to large-cap stocks and to the energy sector.

  2.6%      3.2%  Microsoft Corp./Technology Services
                  We held Microsoft at a weight modestly below that of the benchmark S&P 500 Index. Like many of its technology-related counterparts, Microsoft experienced a deteriorating earnings outlook over the interval and we searched elsewhere for more attractive alternatives. This detracted from performance because, although Microsoft fell during the period, it still fared better than many other technology stocks.

  2.5%      2.0%  AOL Time Warner, Inc./Consumer Services
                  We held a slight overweight in this media conglomerate.
                  The company's earnings outlook was more favorable compared to other large media stocks.

  2.3%      2.2%  Citigroup, Inc./Finance
                  We held a near market weight in this large provider of financial services. Earnings outlook was mixed, but the valuations seemed fair.

                  Holdings are subject to change.
4
                 www.PruFN.com  (800) 225-1852

Research suggests that investors tend to overemphasize recent news while neglecting longer-term trends. So among slow-growing stocks, we tend to buy and hold shares in companies that become underpriced relative to their earnings or book value. We do this in the belief that the market has over-reacted to past disappointments from these firms. We buy slow-growth stocks with the intention of holding them until they have reached their fair value. Even though earnings may grow slowly for these firms, we believe that the shares have good prospects for capital appreciation should their prices move toward intrinsic value.

Among stocks in rapidly growing companies, however, both
theory and practice suggest that investors' overconfidence slows their response to news about future growth. We try to emphasize stocks of companies that have had positive news about their future prospects, in the belief that the market will eventually follow. We hold these stocks until negative news calls into question the firm's ability to sustain profitable future growth. In contrast to value stocks, we de-emphasize price because low prices do not necessarily make attractive growth stocks. zzzzzzzzzzzzzzz
Tax management
The changes in market value of stocks in our portfolio affect our net asset value and our return, but have no tax consequences until the gain or loss is locked in by the sale of the shares. This is called "realizing" the gain or loss.
We review our portfolio daily for stocks that have fallen in value. When appropriate, we may sell some of these shares to realize capital losses and search for stocks with a similar risk profile to purchase as a substitute.
We try to keep a tax-loss carry-forward--a net realized loss that can be subtracted from future gains--amounting to 3% to 5% of our portfolio.
                                       5

Prudential Tax-Managed Equity Fund

     Semiannual Report    April 30, 2001

Analysis of the period's return
This was not an especially good period for stocks in general or for the Fund. Although we hope to outpace the S&P 500
Index, our studies and common sense suggest that it is not possible to do so over every reporting period. Our approach is subject to difficulties especially when an economy is changing. Recall that our strategy is to take advantage of situations when investor biases cause prices to diverge from fundamentals. When fundamentals are rapidly changing, however, our approach becomes problematic. This was particularly evident in our stock selection for technology-related companies. Earnings prospects for these companies declined sharply, leaving both analysts and investors scrambling to keep up with the deteriorating news.

Eventually, even companies with positive news began to fare poorly as investors realized that it was only a matter of time before growth would falter for these companies as well. The better-performing stocks over this reporting period, particularly those that performed well in the early days of 2001, were those that had the worst performance in 2000. Generally, these were stocks that were among the first to experience earnings shortfalls. Stocks like Dell, Computer Associates, and Microsoft--all of which performed poorly in 2000--have fared relatively well in 2001. Since inception, our picks in technology have performed reasonably well, and we hope the latest six months were just a bump in the road.

On a more positive note, this most recent period was a strong test of our ability to manage risk in the portfolio. Although our stock picks were not especially good, the Fund still performed very close to the S&P 500 Index. Broad diversification helped the portfolio as some of our weak picks in the technology sector were offset by others that fared well. For instance, over this reporting period, on average, we underweighted Corning (-71%), Lucent (-56%), and Palm (-85%). We sold Lucent and Palm during the period. We also had good picks in the utility sector, notably Calpine (44%), Southern Company (33%), and Public
Service of New Mexico (33%). We avoided some significant problems in the communications sector by underweighting stocks such as Nextel (-58%) and Global Crossing (-48%).

             www.PruFN.com  (800) 225-1852

Factor exposures contributed positively to performance. Factor exposures refer to the portfolio's exposure to broad risk categories such as sectors, company size, and earnings growth. Although we attempt to keep such exposures close to those of the S&P 500 Index, we do allow some leeway. For example, we de-emphasized some poorly performing sectors such as electronic technology, while emphasizing the better-performing utility sector. These sector allocation decisions combined to add about 0.8% to relative performance during the period. In addition, we found more attractive opportunities in the smaller and mid-cap sectors of the market. Because smaller stocks outpaced their larger counterparts over this period, our exposure to smaller stocks added almost 2% to performance. Finally, we found fewer opportunities among high-growth stocks, particularly in technology related sectors. Instead, our process emphasized solid values among slow-growth stocks. Doing so added about 0.7% to performance.

When we cannot find an attractive stock in a particular S&P
500 Index economic sector, we seek out an alternative outside of the benchmark. Typically, about 5% of the portfolio is invested in such firms. Many of these stocks contributed to performance, such as Astoria Financial (up 55%) and Symantec Corp. (up
66%); we sold our Symantec position during the period. Of course, not all of our picks from outside the S&P 500 Index worked.

Looking ahead, we are continuing to implement our strategy with no fundamental changes to the process.

Prudential Tax-Managed Equity Fund Management Team

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited)

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.9%
Common Stocks
-------------------------------------------------------------------------------------
Commercial Services  0.3%
    10,500   Omnicom Group, Inc.                                     $      922,425
     1,900   SEI Investments Corp.                                           76,209
     1,600   SunGard Data Systems, Inc.(a)                                   88,432
                                                                     --------------
                                                                          1,087,066
-------------------------------------------------------------------------------------
Communications  4.7%
     4,400   ALLTEL Corp.                                                   240,284
   100,600   AT&T Corp.                                                   2,241,368
    75,900   BellSouth Corp.                                              3,184,764
    49,500   Qwest Communications International, Inc.(a)                  2,024,550
   122,994   SBC Communications, Inc.                                     5,073,502
     7,000   Sprint Corp.(a)                                                149,660
    77,696   Verizon Communications, Inc.                                 4,278,719
    17,928   Williams Communications Group, Inc.(a)                          81,036
    95,500   WorldCom, Inc.(a)                                            1,742,875
                                                                     --------------
                                                                         19,016,758
-------------------------------------------------------------------------------------
Consumer Durables  2.3%
    36,700   Centex Corp.                                                 1,152,105
    58,608   Ford Motor Co.                                               1,727,764
    56,800   General Motors Corp.                                         3,113,208
    10,200   Harley-Davidson, Inc.                                          470,118
    29,100   Pulte Corp.                                                  1,361,298
     9,000   Springs Industries, Inc.                                       400,950
    18,400   Whirlpool Corp.                                              1,026,168
                                                                     --------------
                                                                          9,251,611
-------------------------------------------------------------------------------------
Consumer Non-Durables  5.3%
    54,100   American Greetings Corp.                                       622,691
    44,200   Anheuser-Busch Cos., Inc.                                    1,767,558
    41,400   Coca-Cola Co.                                                1,912,266
    37,100   Colgate-Palmolive Co.                                        2,072,035
    12,600   General Mills, Inc.                                            496,566
     3,000   H.J. Heinz Co.                                                 117,450

    8                                      See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    45,400   IBP, Inc.                                               $      721,860
       400   Kellogg Co.                                                     10,200
    13,500   Kimberly-Clark Corp.                                           801,900
     4,100   Liz Claiborne, Inc.                                            201,556
    19,000   NIKE, Inc.                                                     794,390
    53,600   PepsiCo, Inc.                                                2,348,216
    55,800   Philip Morris Companies, Inc.                                2,796,138
    30,500   Procter & Gamble Co.                                         1,831,525
     2,700   Quaker Oats Co. (The)                                          261,900
    26,900   R.J. Reynolds Tobacco Holdings, Inc.                         1,575,533
    36,900   Sara Lee Corp.                                                 734,679
    19,000   Suiza Foods Corp.(a)                                           880,650
    14,100   Unilever NV                                                    791,292
    12,500   V.F. Corp.                                                     507,375
     3,200   Wrigley (Wm.) Jr. Co.                                          154,592
                                                                     --------------
                                                                         21,400,372
-------------------------------------------------------------------------------------
Consumer Services  4.5%
   195,100   AOL Time Warner, Inc.(a)                                     9,852,550
     7,950   Apollo Group, Inc.(a)                                          247,245
    26,500   Carnival Corp.                                                 702,250
    58,500   Cendant Corp.(a)                                             1,037,790
    11,100   Comcast Corp.(a)                                               487,401
   102,700   Disney (Walt) Co.                                            3,106,675
    13,100   Gannett Co., Inc.                                              845,605
     2,100   Knight-Ridder, Inc.                                            113,715
    17,600   Tribune Co.                                                    741,664
    10,200   Viacom, Inc.(a)                                                531,012
     3,760   Vivendi Universal SA (ADR) (France)                            255,718
                                                                     --------------
                                                                         17,921,625
-------------------------------------------------------------------------------------
Distribution Services  0.5%
     5,400   Avnet, Inc.                                                    137,754
     7,800   Cardinal Health, Inc.                                          525,720
    45,000   SUPERVALU INC.                                                 615,150
    24,800   SYSCO Corp.                                                    697,376
                                                                     --------------
                                                                          1,976,000

    See Notes to Financial Statements                                      9

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Electronic Technology  13.4%
     8,800   Advanced Micro Devices, Inc.(a)                         $      272,800
     8,400   Analog Devices, Inc.(a)                                        397,404
     4,100   Apple Computer, Inc.(a)                                        104,509
     5,900   Applied Materials, Inc.(a)                                     322,140
         1   Avaya, Inc.(a)                                                      14
    60,100   Boeing Co.                                                   3,714,180
   181,400   Cisco Systems, Inc.(a)                                       3,080,172
    76,200   Compaq Computer Corp.                                        1,333,500
    41,900   Comverse Technology, Inc.(a)                                 2,870,150
    66,300   Corning, Inc.                                                1,456,611
    28,300   Dell Computer Corp.(a)                                         744,007
    79,000   EMC Corp.(a)                                                 3,128,400
    36,600   General Dynamics Corp.                                       2,821,128
    81,000   Hewlett-Packard Co.                                          2,302,830
   208,300   Intel Corp.                                                  6,438,553
    64,500   International Business Machines Corp.                        7,426,530
    14,500   KEMET Corp.(a)                                                 297,540
     2,900   KLA-Tencor Corp.(a)                                            159,384
     5,600   L-3 Communications Holdings, Inc.(a)                           432,600
     2,900   Lexmark International, Inc.(a)                                 178,147
    26,000   Linear Technology Corp.                                      1,249,040
    39,100   Lockheed Martin Corp.                                        1,374,756
     1,500   Maxim Integrated Products, Inc.(a)                              76,650
     2,907   McDATA, Corp.(a)                                                66,367
    21,100   Micron Technology, Inc.(a)                                     957,518
     8,500   Motorola, Inc.                                                 132,175
    13,800   National Semiconductor Corp.(a)                                397,440
    15,200   Network Appliance, Inc.(a)                                     345,803
    36,600   Nortel Networks Corp.                                          559,980
       700   Novellus Systems, Inc.(a)                                       38,605
    21,000   NVIDIA Corp.(a)                                              1,749,300
    12,900   QUALCOMM, Inc.(a)                                              739,944
    39,000   Raytheon Co.                                                 1,151,670
     1,000   Sanmina Corp.(a)                                                29,150
     3,500   Scientific-Atlanta, Inc.                                       202,055
   116,000   Sun Microsystems, Inc.(a)                                    1,985,920

    10                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    69,900   Symbol Technologies, Inc.                               $    2,201,850
    41,100   Synopsys, Inc.(a)                                            2,360,373
     7,800   Tellabs, Inc.(a)                                               273,858
    31,800   Vishay Intertechnology, Inc.(a)                                793,410
                                                                     --------------
                                                                         54,166,463
-------------------------------------------------------------------------------------
Energy Minerals  7.2%
     7,500   Amerada Hess Corp.                                             656,250
    30,500   Anadarko Petroleum Corp.                                     1,970,910
    17,200   Burlington Resources, Inc.                                     812,012
    23,200   Chevron Corp.                                                2,240,192
     5,649   Conoco, Inc.                                                   171,842
   127,303   Exxon Mobil Corp.                                           11,279,046
    30,600   Phillips Petroleum Co.                                       1,823,760
    90,900   Royal Dutch Petroleum Co.                                    5,411,277
    38,100   Texaco, Inc.                                                 2,753,868
    17,100   Tosco Corp.                                                    787,455
    39,100   USX-Marathon Group                                           1,249,636
                                                                     --------------
                                                                         29,156,248
-------------------------------------------------------------------------------------
Finance  17.9%
    88,500   Allstate Corp. (The)                                         3,694,875
     4,950   Ambac Financial Group, Inc.                                    266,360
    50,400   American Express Co.                                         2,138,976
    18,000   American General Corp.                                         784,980
    86,800   American International Group, Inc.                           7,100,240
    33,500   AmeriCredit Corp.(a)                                         1,553,060
    33,700   Astoria Financial Corp.                                      1,949,882
    30,800   Bank of America Corp.                                        1,724,800
     6,600   Bank of New York Co., Inc.                                     331,320
     6,400   Bank One Corp.                                                 241,728
     1,700   Chubb Corp. (The)                                              113,475
    22,200   CIT Group, Inc.                                                814,740
   191,808   Citigroup, Inc.                                              9,427,341
     2,000   Comerica, Inc.                                                 102,860
    17,200   Dime Bancorp, Inc.                                             573,620
    26,500   Federal Home Loan Mortgage Corp.                             1,743,700

    See Notes to Financial Statements                                     11

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    38,800   Federal National Mortgage Association                   $    3,114,088
    11,150   Fifth Third Bancorp                                            599,424
    20,100   First Union Corp.                                              602,397
    30,530   FleetBoston Financial Corp.                                  1,171,436
    27,400   Golden West Financial Corp.                                  1,608,380
     6,800   Hartford Financial Services Group, Inc.                        422,280
    14,900   Household International, Inc.                                  953,898
   108,230   J.P. Morgan Chase                                            5,192,875
     5,100   Jefferson-Pilot Corp.                                          237,966
     8,100   KeyCorp                                                        187,758
    41,500   Lehman Brothers Holdings, Inc.                               3,019,125
    17,400   Loews Corp.                                                  1,172,934
     5,600   Marsh & McLennan Co., Inc.                                     540,064
    49,000   MBNA Corp.                                                   1,746,850
    29,500   Merrill Lynch & Co., Inc.                                    1,820,150
    28,400   MetLife, Inc.                                                  823,600
     5,000   MGIC Investment Corp.                                          324,950
    25,300   Morgan Stanley Dean Witter & Co.                             1,588,587
    20,500   NCO Group, Inc.(a)                                             553,500
     6,500   Northern Trust Corp.                                           422,695
    23,900   Old Republic International Corp.                               690,471
     8,100   PMI Group, Inc. (The)                                          520,830
    18,900   PNC Financial Services Group                                 1,229,823
    23,400   Providian Financial Corp.                                    1,247,220
     3,000   SouthTrust Corp.                                               142,650
    25,800   St. Paul Companies, Inc.                                     1,163,580
    10,600   SunTrust Banks, Inc.                                           673,100
    50,791   U.S. Bancorp                                                 1,075,753
     5,600   Wachovia Corp.                                                 340,480
    56,600   Washington Mutual, Inc.                                      2,826,038
    77,000   Wells Fargo & Co.                                            3,616,690
                                                                     --------------
                                                                         72,191,549
-------------------------------------------------------------------------------------
Health Services  1.4%
     6,800   Aetna, Inc.(a)                                                 191,692
     1,100   CIGNA Corp.                                                    117,370
     5,800   Express Scripts, Inc.(a)                                       492,420

    12                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
     3,700   Quest Diagnostics, Inc.(a)                              $      455,840
    16,300   Tenet Healthcare Corp.(a)                                      727,632
     4,200   Trigon Healthcare, Inc.(a)                                     252,882
    54,400   UnitedHealth Group, Inc.                                     3,562,112
       200   Wellpoint Health Networks, Inc.(a)                              19,650
                                                                     --------------
                                                                          5,819,598
-------------------------------------------------------------------------------------
Health Technology  10.8%
    44,300   Abbott Laboratories                                          2,054,634
     5,500   Allergan, Inc.                                                 418,000
    50,100   ALZA Corp.(a)                                                2,290,572
    37,200   American Home Products Corp.                                 2,148,300
    24,600   Amgen, Inc.(a)                                               1,504,044
    10,600   Baxter International, Inc.                                     966,190
     1,050   Biomet, Inc.                                                    44,867
    64,700   Bristol-Myers Squibb Co.                                     3,623,200
    49,300   Eli Lilly & Co.                                              4,190,500
    42,500   Forest Laboratories, Inc.(a)                                 2,598,875
     3,500   Genzyme Corp.(a)                                               381,395
     1,300   IDEC Pharmaceuticals Corp.(a)                                   63,960
    58,500   Johnson & Johnson                                            5,644,080
     9,500   King Pharmaceuticals, Inc.(a)                                  400,235
     8,200   Medtronic, Inc.                                                365,720
    89,200   Merck & Co., Inc.                                            6,776,524
   197,275   Pfizer, Inc.                                                 8,542,007
    35,500   Schering-Plough Corp.                                        1,368,170
                                                                     --------------
                                                                         43,381,273
-------------------------------------------------------------------------------------
Industrial Services  2.7%
    19,500   Baker Hughes, Inc.                                             766,155
    11,400   BJ Services Co.(a)                                             937,650
    24,948   El Paso Corp.                                                1,716,422
    29,900   Enron Corp.                                                  1,875,328
    30,600   Nabors Industries, Inc.(a)                                   1,824,372
    12,300   National-Oilwell, Inc.(a)                                      486,465
     8,200   Schlumberger Ltd.                                              543,660
     9,200   Smith International, Inc.(a)                                   746,948

    See Notes to Financial Statements                                     13

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    15,400   Weatherford International, Inc.(a)                      $      896,742
    21,800   Williams Companies, Inc.                                       919,306
                                                                     --------------
                                                                         10,713,048
-------------------------------------------------------------------------------------
Non-Energy Minerals  1.4%
    35,600   Alcan, Inc.                                                  1,584,200
    54,500   Alcoa, Inc.                                                  2,256,300
    10,200   Allegheny Technologies, Inc.                                   186,048
       900   Barrick Gold Corp.                                              14,796
       400   Nucor Corp.                                                     20,292
       200   Phelps Dodge Corp.                                               8,948
    26,300   Weyerhaeuser Co.                                             1,486,739
                                                                     --------------
                                                                          5,557,323
-------------------------------------------------------------------------------------
Process Industries  1.3%
    17,200   Air Products & Chemicals, Inc.                                 739,428
       740   Archer-Daniels-Midland Co.                                       8,813
       700   Ball Corp.                                                      32,200
     9,900   Bowater, Inc.                                                  480,150
    17,021   Dow Chemical Co.                                               569,353
    27,985   E.I. du Pont de Nemours & Co.                                1,264,642
    47,200   Georgia-Pacific Group                                        1,534,472
    12,075   International Paper Co.                                        473,099
                                                                     --------------
                                                                          5,102,157
-------------------------------------------------------------------------------------
Producer Manufacturing  7.2%
     2,500   BorgWarner, Inc.                                               111,325
       700   Caterpillar, Inc.                                               35,140
     2,100   Eaton Corp.                                                    154,581
    17,800   Emerson Electric Co.                                         1,186,370
   355,500   General Electric Co.                                        17,252,415
    29,350   Honeywell International, Inc.                                1,434,628
     4,200   Illinois Tool Works, Inc.                                      266,196
     5,800   Ingersoll-Rand Co.                                             272,600
     4,800   Johnson Controls, Inc.                                         347,520
       700   Milacron, Inc.                                                  12,775
     2,500   Minnesota Mining & Manufacturing Co. (3M)                      297,525
    26,600   National Service Industries, Inc.                              641,060

    14                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
     3,200   PACCAR, Inc.                                            $      155,264
    12,100   Parker-Hannifin Corp.                                          564,102
     5,000   Precision Castparts Corp.                                      186,800
    14,100   Tecumseh Products Co.                                          695,130
    12,100   Trinity Industrial, Inc.                                       235,950
    63,900   Tyco International, Ltd.                                     3,410,343
   101,000   Visteon Corp.                                                1,669,530
                                                                     --------------
                                                                         28,929,254
-------------------------------------------------------------------------------------
Retail Trade  5.4%
     8,200   Albertson's, Inc.                                              273,880
    54,950   American Eagle Outfitters, Inc.(a)                           2,045,239
    21,700   Costco Wholesale Corp.(a)                                      757,981
    18,600   CVS Corp.                                                    1,096,470
    25,000   Federated Department Stores, Inc.(a)                         1,074,500
    23,000   Home Depot, Inc.                                             1,083,300
    45,500   Kohl's Corp.(a)                                              2,778,230
       500   May Department Stores Co. (The)                                 18,625
     6,200   Neiman Marcus Group, Inc.(a)                                   201,500
    21,800   Safeway, Inc.(a)                                             1,183,740
    51,600   Sears, Roebuck & Co.                                         1,901,460
    38,800   Target Corp.                                                 1,491,860
   123,000   Wal-Mart Stores, Inc.                                        6,364,020
    38,100   Walgreen Co.                                                 1,629,918
                                                                     --------------
                                                                         21,900,723
-------------------------------------------------------------------------------------
Technology Services  6.6%
    16,800   Adobe Systems, Inc.                                            754,656
       500   Affiliated Computer Services., Inc.(a)                          36,000
    23,700   Automatic Data Processing, Inc.                              1,285,725
    77,300   BMC Software, Inc.(a)                                        1,869,887
    54,100   Citrix Systems, Inc.(a)                                      1,536,440
    15,700   Computer Associates International, Inc.                        505,383
     1,700   DST Systems, Inc.(a)                                            83,504
    15,900   Electronic Data Systems Corp.                                1,025,550
    13,500   First Data Corp.                                               910,440

    See Notes to Financial Statements                                     15

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    41,300   Intuit, Inc.(a)                                         $    1,323,252
    10,300   Macrovision Corp.(a)                                           588,954
    10,100   Mercury Interactive Corp.(a)                                   668,115
   152,100   Microsoft Corp.(a)                                          10,304,775
   153,200   Oracle Corp.(a)                                              2,475,712
    60,400   Paychex, Inc.                                                2,087,424
     4,200   Siebel Systems, Inc.(a)                                        191,436
    14,600   VERITAS Software Corp.(a)                                      870,306
                                                                     --------------
                                                                         26,517,559
-------------------------------------------------------------------------------------
Transportation  1.9%
    78,600   AMR Corp.(a)                                                 2,995,446
    21,600   Burlington Northern Santa Fe Corp.                             635,040
     3,400   CNF, Inc.                                                      104,244
    51,600   Delta Air Lines, Inc.                                        2,271,948
     5,500   FedEx Corp.(a)                                                 231,385
    41,400   Southwest Airlines Co.                                         753,894
    12,200   Union Pacific Corp.                                            694,058
                                                                     --------------
                                                                          7,686,015
-------------------------------------------------------------------------------------
Utilities  5.1%
    61,300   Calpine Corp.(a)                                             3,493,487
    15,100   Cinergy Corp.                                                  523,668
     7,373   Dominion Resources, Inc.                                       504,977
    64,100   Duke Energy Corp.                                            2,997,316
    56,200   Dynegy, Inc.                                                 3,251,170
    16,000   Edison International(a)                                        157,600
    28,000   Entergy Corp.                                                1,134,000
     8,750   Exelon Corp.                                                   604,187
     5,700   GPU, Inc.                                                      189,867
    28,000   KeySpan Corp.                                                1,111,600
     4,000   Kinder Morgan, Inc.                                            234,800
    36,655   Mirant Corp.(a)                                              1,495,518
     6,600   Pinnacle West Capital Corp.                                    331,254
    23,700   PPL Corp.                                                    1,303,500
       607   Progress Energy, Inc.                                           26,859
    28,700   Public Service Company of New Mexico                         1,036,931

    16                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    15,600   Sempra Energy                                           $      431,652
    77,600   Southern Co.                                                 1,815,064
                                                                     --------------
                                                                         20,643,450
                                                                     --------------
             Total long-term investments (cost $339,580,865)            402,418,092
                                                                     --------------
SHORT-TERM INVESTMENTS  0.2%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$    1,032   Joint Repurchase Agreement Account,
              4.53%, 5/1/01 (cost $1,032,000; Note 5)                     1,032,000
                                                                     --------------
             Total Investments  100.1%
              (cost $340,612,865; Note 4)                               403,450,092
             Liabilities in excess of other assets  (0.1%)                 (500,929)
                                                                     --------------
             Net Assets  100%                                        $  402,949,163
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
NV--Naamlooze Vennootschap (Dutch Corporation).
SA--Societe Anonyme (French Corporation).
    See Notes to Financial Statements                                     17

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                     April 30,
                                                                        2001
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $340,612,865)                           $403,450,092
Cash                                                                      38,928
Receivable for investments sold                                        1,960,180
Receivable for Fund shares sold                                          961,216
Dividends and interest receivable                                        270,774
Deferred expenses and other assets                                           921
                                                                    ------------
      Total assets                                                   406,682,111
                                                                    ------------
LIABILITIES
Payable for investments purchased                                      1,547,273
Payable for Fund shares reacquired                                     1,513,861
Distribution fee payable                                                 250,717
Accrued expenses and other liabilities                                   216,462
Management fee payable                                                   204,635
                                                                    ------------
      Total liabilities                                                3,732,948
                                                                    ------------
NET ASSETS                                                          $402,949,163
                                                                    ------------
                                                                    ------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     37,670
   Paid-in capital in excess of par                                  393,596,834
                                                                    ------------
                                                                     393,634,504
   Net investment loss                                                  (984,926)
   Accumulated net realized gain (loss) on investments               (52,537,642)
   Net unrealized appreciation (depreciation) on investments          62,837,227
                                                                    ------------
Net assets, April 30, 2001                                          $402,949,163
                                                                    ------------
                                                                    ------------

    18                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                     April 30,
                                                                        2001
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($84,025,451 / 7,770,016 shares of beneficial interest
      issued and outstanding)                                             $10.81
   Maximum sales charge (5% of offering price)                               .57
                                                                    ------------
   Maximum offering price to public                                       $11.38
                                                                    ------------
                                                                    ------------
Class B:
   Net asset value, offering price and redemption price per share
      ($188,460,045 / 17,691,023 shares of beneficial interest
      issued and outstanding)                                             $10.65
                                                                    ------------
                                                                    ------------
Class C:
   Net asset value and redemption price per share
      ($111,253,779 / 10,443,698 shares of beneficial interest
      issued and outstanding)                                             $10.65
   Sales charge (1% of offering price)                                       .11
                                                                    ------------
   Offering price to public                                               $10.76
                                                                    ------------
                                                                    ------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($19,209,888 / 1,764,960 shares of beneficial interest
      issued and outstanding)                                             $10.88
                                                                    ------------
                                                                    ------------

    See Notes to Financial Statements                                     19

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Operations (Unaudited)

                                                                      Six Months
                                                                        Ended
                                                                    April 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $3,151)            $   2,404,136
   Interest                                                                 34,583
                                                                    --------------
      Total income                                                       2,438,719
                                                                    --------------
Expenses
   Management fee                                                        1,364,923
   Distribution fee--Class A                                               107,706
   Distribution fee--Class B                                               979,530
   Distribution fee--Class C                                               586,884
   Transfer agent's fees and expenses                                      140,000
   Reports to shareholders                                                  74,000
   Custodian's fees and expenses                                            71,000
   Registration fees                                                        59,000
   Legal fees and expenses                                                  20,000
   Audit fee                                                                13,000
   Trustees' fees and expenses                                               7,000
   Miscellaneous                                                               602
                                                                    --------------
      Total expenses                                                     3,423,645
                                                                    --------------
Net investment loss                                                       (984,926)
                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions                    (29,791,184)
Net change in unrealized appreciation/depreciation on
investments                                                            (31,737,023)
                                                                    --------------
Net loss on investments                                                (61,528,207)
                                                                    --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (62,513,133)
                                                                    --------------
                                                                    --------------

    20                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                      Ended              Ended
                                                  April 30, 2001    October 31, 2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                             $    (984,926)    $   (2,324,982)
   Net realized gain (loss) on investments           (29,791,184)       (10,461,288)
   Net change in unrealized
      appreciation/depreciation of investments       (31,737,023)        50,679,291
                                                  --------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                      (62,513,133)        37,893,021
                                                  --------------    ----------------
Fund share transactions (net of share
   conversion)
   (Note 6)
   Net proceeds from shares sold                      66,561,531        153,203,379
   Cost of shares reacquired                         (58,205,450)      (111,835,796)
                                                  --------------    ----------------
   Net increase in net assets from Fund share
      transactions                                     8,356,081         41,367,583
                                                  --------------    ----------------
Total increase (decrease)                            (54,157,052)        79,260,604
NET ASSETS
Beginning of period                                  457,106,215        377,845,611
                                                  --------------    ----------------
End of period                                      $ 402,949,163     $  457,106,215
                                                  --------------    ----------------
                                                  --------------    ----------------

    See Notes to Financial Statements                                     21

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Managed Equity Fund (the 'Fund') is a series of Prudential Tax-Managed Funds (the 'Trust'), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund had no significant operations other than the issuance of 2,500 shares each of Class A, Class B, Class C and Class Z for $100,000 on December 8, 1998 to Prudential Investments Fund Management LLC ('PIFM'). The Fund commenced investment operations on March 3, 1999.

      The investment objective of the Fund is to seek long-term after-tax growth of capital. The Fund pursues its objective by investing a majority of the total assets in equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange and
NASDAQ National Market System Securities are valued at the last sale price on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing agent or principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation methodology or provides a valuation or methodology that does not represent fair value are valued in accordance with procedures adopted by the Fund's Board of Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations by a pricing service or principal market makers. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest to the extent that any repurchase transaction exceeds one business day, the value of the
    22

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the intent of the Fund to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. Effective March 31, 2001 PIC changed its name to Prudential Investment Management, Inc. ('PIM'). PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises the subadvisor's performance of such services. PIFM pays for the services of the
                                                                          23

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

subadvisor, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2001.

      PIMS has advised the Fund that it received approximately $110,200 and $83,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended April 30, 2001, it received approximately $358,000 and $33,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIM are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement with an unaffiliated lender. The maximum commitment under the SCA was $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement was to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA was March 9, 2001.
    24

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      On March 7, 2001, the Fund, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximum commitment under the amended SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended April 30, 2001, the Fund incurred fees of approximately $128,700 for the services of PMFS. As of April 30, 2001, approximately $21,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2001 were $190,046,743 and $182,842,614, respectively.

      The cost basis of investments for federal income tax purposes as of April 30, 2001 was $343,095,846 and, accordingly, net unrealized appreciation for federal income tax purposes was $60,354,246 (gross unrealized appreciation--$70,231,932; gross unrealized depreciation--$9,877,686).

      The Fund had a capital loss carryforward as of October 31, 2000, of approximately $21,203,200, of which $11,454,800 expires in 2007 and $9,748,400 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such amounts.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2001, the Fund had a
 .13% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $1,032,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:
                                                                          25

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      ABN AMRO Incorporated, 4.40%, in the principal amount of $79,104,000, repurchase price $79,113,668, due 5/1/01. The value of the collateral including accrued interest was $80,686,324.

      Bear, Stearns & Co. Inc., 4.55%, in the principal amount of $210,000,000, repurchase price $210,026,542, due 5/1/01. The value of the collateral including accrued interest was $215,224,348.

      Credit Suisse First Boston Corp., 4.57%, in the principal amount of $200,000,000, repurchase price $200,025,389, due 5/1/01. The value of the collateral including accrued interest was $204,000,316.

      Deutsche Bank Alex. Brown, 4.40%, in the principal amount of $65,408,000, repurchase price $65,415,994, due 5/1/01. The value of the collateral including accrued interest was $66,717,059.

      UBS Warburg, 4.55%, in the principal amount of $210,000,000, repurchase price $210,026,542, due 5/1/01. The value of the collateral including accrued interest was $214,201,402.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2001:
Shares sold                                                   1,333,876    $  15,198,560
Shares reacquired                                            (1,299,418)     (14,399,588)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                     34,458          798,972
Shares issued upon conversion from Class B                      268,774        3,042,635
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   303,232    $   3,841,607
                                                            -----------    -------------
                                                            -----------    -------------

    26

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended October 31, 2000:
Shares sold                                                   2,946,204    $  35,336,218
Shares reacquired                                            (2,771,616)     (33,625,988)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                    174,588        1,710,230
Shares issued upon conversion from Class B                      355,164        4,412,297
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   529,752    $   6,122,527
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended April 30, 2001:
Shares sold                                                   2,052,853    $  23,271,097
Shares reacquired                                            (1,585,590)     (17,141,660)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                    467,263        6,129,437
Shares issued upon conversion into Class A                     (272,395)      (3,042,635)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   194,868    $   3,086,802
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2000:
Shares sold                                                   5,292,530    $  63,653,331
Shares reacquired                                            (3,044,109)     (36,839,619)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  2,248,421       26,813,712
Shares reacquired upon conversion into Class A                 (357,981)      (4,412,297)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 1,890,440    $  22,401,415
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended April 30, 2001:
Shares sold                                                   1,205,519    $  13,519,257
Shares reacquired                                            (1,482,090)     (16,144,935)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (276,571)   $  (2,625,678)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2000:
Shares sold                                                   3,271,233    $  39,345,027
Shares reacquired                                            (2,432,795)     (29,332,942)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   838,438    $  10,012,085
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2001:
Shares sold                                                   1,240,824    $  14,572,617
Shares reacquired                                              (932,132)     (10,519,267)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   308,692    $   4,053,350
                                                            -----------    -------------
                                                            -----------    -------------
Year ended October 31, 2000:
Shares sold                                                   1,233,776    $  14,868,803
Shares reacquired                                              (986,072)     (12,037,247)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   247,704    $   2,831,556
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited)

                                                          Class A
                                  --------------------------------------------------------
                                    Six Months            Year          March 3, 1999(a)
                                      Ended              Ended               Through
                                  April 30, 2001    October 31, 2000    October 31, 1999
------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                               $  12.41           $  11.27             $ 10.00
                                  --------------        --------            --------
Income from investment
operations
Net investment income                      --(e)              --(e)             0.01
Net realized and unrealized gain
   (loss) on investment
   transactions                         (1.60)              1.14                1.26
                                  --------------        --------            --------
      Total from investment
      operations                        (1.60)              1.14                1.27
                                  --------------        --------            --------
Net asset value, end of period       $  10.81           $  12.41             $ 11.27
                                  --------------        --------            --------
                                  --------------        --------            --------
TOTAL RETURN(b):                       (12.89)%            10.12%              12.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)      $ 84,025           $ 92,685             $78,169
Average net assets (000)             $ 86,879           $ 91,064             $66,701
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                       1.08%(c)           1.09%               1.23%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                       0.83%(c)           0.84%               0.98%(c)
   Net investment income                 0.08%(c)           0.03%               0.09%(c)
For Class A, B, C and Z shares:
Portfolio turnover                         43%                94%                 67%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
(e) Less than $.005 per share.
    28                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                          Class B
                                  --------------------------------------------------------
                                    Six Months            Year          March 3, 1999(a)
                                      Ended              Ended               Through
                                  April 30, 2001    October 31, 2000    October 31, 1999
------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                               $  12.27           $  11.22            $   10.00
                                  --------------    ----------------       ----------
Income from investment
operations
Net investment loss                     (0.04)             (0.09)               (0.05)
Net realized and unrealized gain
   (loss) on investment
   transactions                         (1.58)              1.14                 1.27
                                  --------------    ----------------       ----------
      Total from investment
      operations                        (1.62)              1.05                 1.22
                                  --------------    ----------------       ----------
Net asset value, end of period       $  10.65           $  12.27            $   11.22
                                  --------------    ----------------       ----------
                                  --------------    ----------------       ----------
TOTAL RETURN(b):                       (13.20)%             9.36%               12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)      $188,460           $214,700            $ 175,129
Average net assets (000)             $197,529           $205,175            $ 144,221
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                       1.83%(c)           1.84%                1.98%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                       0.83%(c)           0.84%                0.98%(c)
   Net investment loss                  (0.67)%(c)         (0.72)%              (0.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    See Notes to Financial Statements                                     29

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                          Class C
                                  --------------------------------------------------------
                                    Six Months            Year          March 3, 1999(a)
                                      Ended              Ended               Through
                                  April 30, 2001    October 31, 2000    October 31, 1999
------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                               $  12.27           $  11.22            $   10.00
                                  --------------    ----------------       ----------
Income from investment
operations
Net investment loss                     (0.04)             (0.09)               (0.05)
Net realized and unrealized gain
   (loss) on investment
   transactions                         (1.58)              1.14                 1.27
                                  --------------    ----------------       ----------
      Total from investment
      operations                        (1.62)              1.05                 1.22
                                  --------------    ----------------       ----------
Net asset value, end of period       $  10.65           $  12.27            $   11.22
                                  --------------    ----------------       ----------
                                  --------------    ----------------       ----------
TOTAL RETURN(b):                       (13.20)%             9.36%               12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)      $111,254           $131,554            $ 110,895
Average net assets (000)             $118,350           $126,881            $  91,235
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                       1.83%(c)           1.84%                1.98%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                       0.83%(c)           0.84%                0.98%(c)
   Net investment loss                  (0.67)%(c)         (0.72)%              (0.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    30                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                          Class Z
                                  --------------------------------------------------------
                                    Six Months            Year          March 3, 1999(a)
                                      Ended              Ended               Through
                                  April 30, 2001    October 31, 2000    October 31, 1999
------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:(d)
Net asset value, beginning of
period                               $  12.48           $  11.30             $ 10.00
                                  --------------        --------            --------
Income from investment
operations
Net investment income                    0.02               0.03                0.02
Net realized and unrealized gain
   (loss) on investment
   transactions                         (1.62)              1.15                1.28
                                  --------------        --------            --------
      Total from investment
      operations                        (1.60)              1.18                1.30
                                  --------------        --------            --------
Net asset value, end of period       $  10.88           $  12.48             $ 11.30
                                  --------------        --------            --------
                                  --------------        --------            --------
TOTAL RETURN(b):                       (12.82)%            10.44%              13.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)      $ 19,210           $ 18,167             $13,653
Average net assets (000)             $ 20,699           $ 17,464             $12,627
Ratios to average net assets(c):
   Expenses, including
      distribution and service
      (12b-1) fees                       0.83%(c)           0.84%               0.98%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                       0.83%(c)           0.84%               0.98%(c)
   Net investment income                 0.31%(c)           0.28%               0.35%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    See Notes to Financial Statements                                     31

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Supplemental Proxy Information (Unaudited)

      Meeting of the Fund's shareholders was held on March 1, 2001, in conjunction with shareholder meetings for certain other Funds within the Prudential Mutual Fund complex. The meeting was held for the following purposes:

(1) To elect the following thirteen individuals to serve on the Fund's Board of Directors to a term until the earlier to occur of (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy. Each Fund's retirement policy generally calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

   - Saul K. Fenster
   - Delayne D. Gold
   - Robert F. Gunia
   - Douglas H. McCorkindale
   - W. Scott McDonald, Jr.
   - Thomas T. Mooney
   - Stephen P. Munn
   - David R. Odenath, Jr.
   - Richard A. Redeker
   - Judy A. Rice
   - Robin B. Smith
   - Louis A. Weil, III
   - Clay T. Whitehead

(2) To permit PIFM to enter into subadvisory agreements with new subadvisors to the Fund, or make material changes to subadvisory agreements with existing subadvisors to the Fund, without obtaining shareholder approval. This is called 'Manager-of-Managers' structure and would not change the rate of advisory fees charged to a Fund.

(3) To approve an amendment to the management agreement for the Fund to permit PIFM to allocate assets among affiliated and unaffiliated subadvisors. The rate of advisory fees payable by each Fund would not change.

(4) To approve an amendment to certain fundamental investment restrictions and policies of the Fund.

(5) To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants of the Fund for the current fiscal year.
    32

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Supplemental Proxy Information (Unaudited) Cont'd.

      The results of the proxy solicitation on the above matters were:

              Director/Manager/
                 Investment                Votes          Votes
            Restrictions/Auditor            for          Against      Abstentions
        -----------------------------    ----------     ---------     -----------
(1)     Saul K. Fenster                  18,218,662            --            --
        Delayne D. Gold                  18,227,082            --            --
        Robert F. Gunia                  18,221,794            --            --
        Douglas McCorkindale             18,229,299            --            --
        W. Scott McDonald, Jr.           18,220,731            --            --
        Thomas T. Mooney                 18,228,624            --            --
        Stephen P. Munn                  18,232,214            --            --
        David R. Odenath, Jr.            18,221,278            --            --
        Richard A. Redeker               18,223,094            --            --
        Judy A. Rice                     18,226,072            --            --
        Robin B. Smith                   18,223,488            --            --
        Louis A. Weil, III               18,227,510            --            --
        Clay T. Whitehead                18,223,220            --            --

(2)     PIFM                             12,685,835     1,282,050       881,183

(3)     PIFM                             13,125,149       932,117       791,802

(4a)    Fund Diversification             13,368,894       743,230       736,944

(4b)    Issuing Senior Securities,
         Borrowing Money and Pledging
         Assets                          13,069,130     1,004,891       775,047

(4c)    Buying and Selling Real
         Estate                          13,198,984       874,882       775,202

(4d)    Buying and Selling
         Commodities and Commodity
         Contracts                       13,128,710       945,616       774,742

(4e)    Fund Concentration               13,293,414       812,651       743,003

(4f)    Making Loans                     13,096,008     1,013,783       739,277

(4g)    Other Investment Restrictions    13,121,207       933,656       794,205

(5)     PricewaterhouseCoopers LLP       17,829,207       321,772       583,059

Prudential Tax-Managed Equity Fund

     Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800)
225-1852. Read the prospectus carefully
before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
             www.PruFN.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential Tax-Managed Equity Fund

    Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth It?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

Keeping Up With the Joneses
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

               www.PruFN.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
------------------------------
Trustees
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Judy A. Rice
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

--------------------------------
Fund Symbols    NASDAQ   CUSIP
  Class A       PTMAX  74437B103
  Class B       PTMBX  74437B202
  Class C       PTMCX  74437B301
  Class Z       PTEZX  74437B400

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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Permit 6807
New York, NY

MF187E2  74437B103  74437B202  74437B301  74437B400

(LOGO) Printed on Recycled Paper